Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued expenses	$ 534,987	$ 890,162
Staff salaries and benefits payable	383,732	242,041
Advance from employees		3,865
Value-added tax payable	1,941,066	1,476,554
Other taxes and surcharges payable	4,111	1,504
Other payables		10,784
Total	$ 2,863,896	$ 2,624,910